BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Bank Credit and Loans
	December 31,
	2016	2015

Convertible note from shareholders	$3,175	$3,090
Less: Beneficial Conversion Feature	(103)	(1,456)

	$3,072	$1,634

Schedule of Bank Credit
	December 31,
	2016	2015

Bank Credit	$575	$2,416